CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Profit/Loss for the year	$ (210)	€ (177)	$ 111	$ (40)
Total other comprehensive income(expense) for the year	$ 179		$ (48)	$ (44)